SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Information about Reportable Segment
The table below presents information about reportable segments for the three and nine months ended September 30, 2021 and 2020, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Revenues:
Cryptocurrency Mining and Power Generation	$34,233	$6,123	$61,472	$13,937
Support Services	1,521	—	1,521	—

Total Revenues	$35,754	$6,123	$62,993	$13,937

Segment Adjusted EBITDA
Cryptocurrency Mining and Power Generation	$20,973	$775	$33,464	$1,301
Support Services	204	—	204	—

Total Segments Adjusted EBITDA	$21,177	$775	$33,668	$1,301

Schedule of Reconciliation of Total of Segments Adjusted EBITDA to Consolidated Loss Before Income Taxes
In addition, the table below provides a reconciliation of the total of the segments Adjusted EBITDA to the consolidated Loss before income taxes:

	Three Months Ended September 30,		Nine Months Ended September 30,
$ in thousands	2021	2020	2021	2020
Total Segments Adjusted EBITDA	$21,177	$775	$33,668	$1,301
Depreciation and amortization	(2,667)	(1,064)	(5,531)	(3,227)
Stock-based compensation	(411)	—	(1,474)	—
Merger and other costs	(29,847)	—	(31,095)	—
Expansion costs	(128)	—	(128)	—
Interest expense, net	(1,009)	—	(1,399)	(540)

Consolidated loss before income taxes	$(12,885)	$(289)	$(5,959)	$(2,466)

Summary of Reconciliation to Consolidated Total Assets of Company
The table below provides segment assets, which exclude cash and cash
equivalents and short term investments, and a reconciliation to the consolidated total assets of the Company:

$ in thousands	September 30, 2021
Cryptocurrency Mining and Power Generation	129,802
Support Services	76,864

Total segment assets	206,666
Cash and cash equivalents	51,149
Short term investments	496

Total assets	$258,311